Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Parenthetical) (Detail)
S/ in Thousands
12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of financial assets [line items]
Hedge ineffectiveness | $		$ 0		$ 0
Hedges discontinued, total nominal value | $				$ 20,000,000
Losses recognised for valuation of derivative financial instruments held fro trading | S/	S/ 165,883		S/ 103,210		S/ 11,979
Senior Notes Due 2020 [Member]
Disclosure of financial assets [line items]
Corporate bonds, interest rate				5.75%
Losses recognised for valuation of derivative financial instruments held fro trading | S/	S/ 39,207,000		S/ 62,183,000		S/ 13,124,000